Share Capital (Details)																											12 Months Ended
	Oct. 11, 2023 USD ($) shares	Aug. 14, 2023 USD ($) shares	Jul. 31, 2023 USD ($)	Jul. 26, 2023 USD ($) $ / shares	Jun. 26, 2023 USD ($) shares	Jun. 06, 2023 USD ($) shares	May 02, 2023 USD ($) $ / shares shares	Mar. 09, 2023	Jan. 26, 2023 shares	Jan. 24, 2023 USD ($) $ / shares	Nov. 22, 2022 USD ($) shares	Nov. 21, 2022 USD ($) $ / shares shares	Oct. 28, 2022 USD ($) $ / shares shares	Sep. 22, 2022 USD ($) $ / shares	Sep. 21, 2022 USD ($) $ / shares	Sep. 08, 2022 USD ($) shares	Sep. 06, 2022 USD ($) $ / shares shares	Aug. 25, 2022 USD ($) shares	Aug. 18, 2022 USD ($) $ / shares shares	Aug. 11, 2022 USD ($) $ / shares shares	Aug. 04, 2022 USD ($) shares	Jul. 29, 2022 $ / shares shares	Apr. 29, 2022 $ / shares shares	Apr. 22, 2022	Mar. 15, 2022 USD ($) $ / shares shares	Mar. 14, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Sep. 19, 2023 shares
Share Capital (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares																									$ 40	$ 25
Reverse stock split								1-for-10 reverse stock split
Common shares issued (in Shares) | shares																													879,895
RSUs granted (in Shares) | shares									774,736			60,000	82,000				60,810		67,567			112,456
Fair value		$ 314,384				$ 200,014	$ 528,315
Cancelled common shares (in Shares) | shares						20,620
Fair value replacement to the cancelled shares issued					$ 86,137
Settle the principal amount		328,000
Overdue fees		$ 32,960
Conversion value			$ 360,960
Fair value option agreement	$ 431,149
Issuance of share (in Shares) | shares																										86,996
General and administrative expenses																										$ 2,124,615	$ 505,187	$ 3,369,659
Net proceeds after deducting expenses
Proceeds from issuance of shares																												278,482
Issuance of shares (in Shares) | shares																									164,574
Settle principal amount																									$ 6,559,294
Accrued interest																									23,686		46,811	30,224
Gross proceeds from issuance of shares																												14,654,593
Number of ordinary shares issued (in Shares) | shares											60,000		82,000			60,810		67,567		20,620	91,836
Amount of gross consideration											$ 138,000		$ 210,740			$ 431,757		$ 560,135		$ 200,014	$ 890,818							$ 6,559,000
Weighted average number of common shares outstanding diluted (in Shares) | shares																											4,505,263	2,993,009
Weighted average number of ordinary shares outstanding basic (in Shares) | shares																											4,505,263	2,993,009
Private Placement [Member]
Share Capital (Details) [Line Items]
Issuance of share on private placement (in Shares) | shares																										16,200
Proceeds from issuance of shares																										$ 405,000
Advisory fees																										$ 126,519
IPO [Member]
Share Capital (Details) [Line Items]
Net proceeds after deducting expenses																									$ 14,682,089
Issuance of shares from IPO (in Shares) | shares																									400,000
Gross proceeds from issuance of shares																									$ 16,000,000
Halo Collective, Inc Loan [Member]
Share Capital (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares																									$ 40
Conversion value																									$ 6,582,980
Issuance of shares (in Shares) | shares																									164,574
Accrued interest																									$ 23,686
Restricted Stock Units [Member[
Share Capital (Details) [Line Items]
Common shares issued (in Shares) | shares							637,254		421,052
RSUs granted (in Shares) | shares							707,352
General and administrative expenses																												$ 561,285
Maximum percentage of issued share capital in qualifying ESOP incentives																											20.00%
Granted shares				140,746			637,254			421,052		60,000	82,000	30,000	98,896		60,810		67,567	20,620		112,456		248,053
Vesting period																				3 days				36 months
Market price per share of RSUs granted (in Dollars per share) | $ / shares				$ 0.61			$ 1.11			$ 1.84		$ 2.3	$ 2.57	$ 5.6	$ 6.05		$ 7.1		$ 8.29	$ 10.3		$ 9.7
Fair value of the granted RSUs				$ 86,137			$ 179,037			$ 774,736		$ 138,000	$ 210,740	$ 168,000	$ 598,321		$ 431,757		$ 560,135	$ 212,386								$ 1,090,832
Exercised shares				140,746			637,254			421,052		60,000	82,000				60,810		67,567									112,456
Cancelled shares							475,959
Expenses related to the RSUs as consulting fees																											$ 1,249,986	$ 2,431,464
ESOP [Member]
Share Capital (Details) [Line Items]
Common shares issued (in Shares) | shares							475,959
Holigen Limited [Member]
Share Capital (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares																							$ 84.9
Issuance of shares in holigen acquisition (in Shares) | shares																							190,000
Common Shares [Member]
Share Capital (Details) [Line Items]
Stock price (in Dollars per share) | $ / shares
RSUs granted (in Shares) | shares																						112,456
Common Shares [Member]
Share Capital (Details) [Line Items]
Common shares issued (in Shares) | shares	879,895	582,193			140,746